Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our principal executive officers (the “PEOs”) and the average compensation for our other Named Executive Officers
(“non-PEO
NEOs”), both as reported in the Summary Compensation Table in this Proxy Statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of fiscal year 2025, 2024, 2023, 2022 and 2021. For further information concerning our pay-for-performance
philosophy and how we align executive compensation with Company financial performance, refer to the CD&A in this Proxy Statement.

A	B	C	D	E	F	G	H	I
Year	Summary Compensation Table Total for PEO	Compensation “Actually Paid” to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation “Actually Paid” to non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Revenue ( in thousands )
					Company TSR	Peer Group TSR

2025	$2,700,124	$753,855	$986,001	$291,366	46	251	$(5,182)	$1,195,334

2024	$1,652,412	$619,403	$1,031,908	$300,737	86	258	$37,571	$1,276,789

2023	$1,559,720	$1,492,150	$935,240	$887,887	130	188	$39,048	$1,325,382

2022	$4,554,904	$3,125,422	$1,198,786	$868,745	114	194	$61,568	$1,359,328

2021	$1,298,669	$1,696,771	$700,640	$847,295	168	188	$34,319	$1,125,721
The following table shows the executives who were included in columns B and C as our PEOs for fiscal years 2021 through 2025:

Executive Name	2021	2022	2023	2024	2025

M. Broderick		X	X	X	X

P. Fitzsimmons					X

B. Ponton	X

R. Mellor	X	X
The following table shows the executives who were included in columns D and E as our non-PEO
NEOs for fiscal years 2021 through 2025:

Executive Name	2021	2022	2023	2024	2025

B. D’Ambrosia	X	X	X	X	X

M. Mulholland	X	X	X	X	X

M. Henson		X	X	X

R. Rajkowski	X	X	X

D. Tripoli	X		X

C. Donovan				X	X

N. Hawryschuk					X

Compensation Actually Paid to PEOs and Average Compensation Actually Paid to
Non-PEO
NEOs (Columns C and E)
Columns C and E, respectively, include the amount of Compensation Actually Paid to our CEOs and average of our other NEOs (according to SEC rules). The amounts are not current cash payments. Our retirement benefits are paid only after retirement and our long-term incentives’ value vary with company performance (including stock price) until they are vested or exercised (in the case of options).
The following table shows adjustments made to total compensation for each year to determine the Compensation Actually Paid:

	Summary Compensation Table Total	Minus summary compensation table value of stock awards	Minus summary compensation table value of option awards	plus pay versus performance value of equity awards	equals compensation actually paid

PEO
2025	$2,700,124	$1,124,973	$374,767	($446,529)	$753,855

Average Non-PEO
2025	$986,001	$451,845	$131,170	($111,620)	$291,366

•
Summary Compensation Table Value of Stock Awards and Option Awards includes the total grant date fair value of equity awards reported in the Stock Awards and Option Awards columns in the Summary Compensation Table.

•	Pay Versus Performance Value of Equity Awards includes the following:

-	For awards granted in the applicable year, the fair value:

•	At year-end for awards that are outstanding and unvested

•	As of the vesting date for awards that vest in the applicable year

-	For awards granted in prior years, the change in fair value:

•	From the beginning of the year to the end of the year for awards that remain outstanding and unvested

•	From the beginning of the year to the vesting date for awards that vest in the applicable year

•	From the beginning of the year to zero for awards that fail to vest

•	Fair values as of each measurement date were determined in accordance with ASC 718 as follows:

-	Stock awards are valued based on the stock price on the relevant valuation date. Performance share awards are also adjusted to reflect the probable outcome of the performance conditions.

-
Stock options were valued using the Black-Scholes model at grant date and are valued using the lattice valuation model at each subsequent valuation period. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price.

-	See Note 10 in our financial statements in the Form 10-K for the year ended March 29, 2025, as filed with the SEC for additional details on the valuation assumptions used at grant.

The following table shows the amounts included in the Pay Versus Performance Value of Equity Awards.

	Year end fair value of equity awards granted during applicable year	change in FV as of year end of any prior year awards that remain unvested at year end	change in fair value as of the vesting date of any prior year awards that vested during applicable year	Fair value of awards as of vesting date that were granted and vested during the year	subtract the FV as of the prior FY for awards that did not vest (failed to vest)	add the amount of dividend or other earnings paid on stock or option awards PRIOR to vesting that are not otherwise included in total comp for the FY	Pay versus Performance Value of Equity awards

PEO
2025	$134,426	$(360,029)	$(344,236)	229,788	($106,479)	—	$(446,529)

Average Non-PEO
2025	$273,413	$(354,330)	$(30,703)	—	—	—	$(111,620)

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
The following table shows the executives who were included in columns B and C as our PEOs for fiscal years 2021 through 2025:

Executive Name	2021	2022	2023	2024	2025

M. Broderick		X	X	X	X

P. Fitzsimmons					X

B. Ponton	X

R. Mellor	X	X
The following table shows the executives who were included in columns D and E as our non-PEO
NEOs for fiscal years 2021 through 2025:

Executive Name	2021	2022	2023	2024	2025

B. D’Ambrosia	X	X	X	X	X

M. Mulholland	X	X	X	X	X

M. Henson		X	X	X

R. Rajkowski	X	X	X

D. Tripoli	X		X

C. Donovan				X	X

N. Hawryschuk					X

Changed Peer Group, Footnote	Columns F and G are the cumulative total shareholder return of a $100 investment from the beginning of fiscal year 2021 through the end of each of the years indicated for the Company (column F) and the S&P Composite Specialty Retail Index (column G). Total shareholder return includes share price appreciation and assumes dividend reinvestment.
PEO Total Compensation Amount	$ 2,700,124	$ 1,652,412	$ 1,559,720	$ 4,554,904	$ 1,298,669
PEO Actually Paid Compensation Amount	$ 753,855	619,403	1,492,150	3,125,422	1,696,771
Adjustment To PEO Compensation, Footnote
The following table shows adjustments made to total compensation for each year to determine the Compensation Actually Paid:

	Summary Compensation Table Total	Minus summary compensation table value of stock awards	Minus summary compensation table value of option awards	plus pay versus performance value of equity awards	equals compensation actually paid

PEO
2025	$2,700,124	$1,124,973	$374,767	($446,529)	$753,855

Average Non-PEO
2025	$986,001	$451,845	$131,170	($111,620)	$291,366

•
Summary Compensation Table Value of Stock Awards and Option Awards includes the total grant date fair value of equity awards reported in the Stock Awards and Option Awards columns in the Summary Compensation Table.

•	Pay Versus Performance Value of Equity Awards includes the following:

-	For awards granted in the applicable year, the fair value:

•	At year-end for awards that are outstanding and unvested

•	As of the vesting date for awards that vest in the applicable year

-	For awards granted in prior years, the change in fair value:

•	From the beginning of the year to the end of the year for awards that remain outstanding and unvested

•	From the beginning of the year to the vesting date for awards that vest in the applicable year

•	From the beginning of the year to zero for awards that fail to vest

•	Fair values as of each measurement date were determined in accordance with ASC 718 as follows:

-	Stock awards are valued based on the stock price on the relevant valuation date. Performance share awards are also adjusted to reflect the probable outcome of the performance conditions.

-
Stock options were valued using the Black-Scholes model at grant date and are valued using the lattice valuation model at each subsequent valuation period. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price.

-	See Note 10 in our financial statements in the Form 10-K for the year ended March 29, 2025, as filed with the SEC for additional details on the valuation assumptions used at grant.

The following table shows the amounts included in the Pay Versus Performance Value of Equity Awards.

	Year end fair value of equity awards granted during applicable year	change in FV as of year end of any prior year awards that remain unvested at year end	change in fair value as of the vesting date of any prior year awards that vested during applicable year	Fair value of awards as of vesting date that were granted and vested during the year	subtract the FV as of the prior FY for awards that did not vest (failed to vest)	add the amount of dividend or other earnings paid on stock or option awards PRIOR to vesting that are not otherwise included in total comp for the FY	Pay versus Performance Value of Equity awards

PEO
2025	$134,426	$(360,029)	$(344,236)	229,788	($106,479)	—	$(446,529)

Average Non-PEO
2025	$273,413	$(354,330)	$(30,703)	—	—	—	$(111,620)

Non-PEO NEO Average Total Compensation Amount	$ 986,001	1,031,908	935,240	1,198,786	700,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 291,366	300,737	887,887	868,745	847,295
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows adjustments made to total compensation for each year to determine the Compensation Actually Paid:

	Summary Compensation Table Total	Minus summary compensation table value of stock awards	Minus summary compensation table value of option awards	plus pay versus performance value of equity awards	equals compensation actually paid

PEO
2025	$2,700,124	$1,124,973	$374,767	($446,529)	$753,855

Average Non-PEO
2025	$986,001	$451,845	$131,170	($111,620)	$291,366

•
Summary Compensation Table Value of Stock Awards and Option Awards includes the total grant date fair value of equity awards reported in the Stock Awards and Option Awards columns in the Summary Compensation Table.

•	Pay Versus Performance Value of Equity Awards includes the following:

-	For awards granted in the applicable year, the fair value:

•	At year-end for awards that are outstanding and unvested

•	As of the vesting date for awards that vest in the applicable year

-	For awards granted in prior years, the change in fair value:

•	From the beginning of the year to the end of the year for awards that remain outstanding and unvested

•	From the beginning of the year to the vesting date for awards that vest in the applicable year

•	From the beginning of the year to zero for awards that fail to vest

•	Fair values as of each measurement date were determined in accordance with ASC 718 as follows:

-	Stock awards are valued based on the stock price on the relevant valuation date. Performance share awards are also adjusted to reflect the probable outcome of the performance conditions.

-
Stock options were valued using the Black-Scholes model at grant date and are valued using the lattice valuation model at each subsequent valuation period. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price.

-	See Note 10 in our financial statements in the Form 10-K for the year ended March 29, 2025, as filed with the SEC for additional details on the valuation assumptions used at grant.

The following table shows the amounts included in the Pay Versus Performance Value of Equity Awards.

	Year end fair value of equity awards granted during applicable year	change in FV as of year end of any prior year awards that remain unvested at year end	change in fair value as of the vesting date of any prior year awards that vested during applicable year	Fair value of awards as of vesting date that were granted and vested during the year	subtract the FV as of the prior FY for awards that did not vest (failed to vest)	add the amount of dividend or other earnings paid on stock or option awards PRIOR to vesting that are not otherwise included in total comp for the FY	Pay versus Performance Value of Equity awards

PEO
2025	$134,426	$(360,029)	$(344,236)	229,788	($106,479)	—	$(446,529)

Average Non-PEO
2025	$273,413	$(354,330)	$(30,703)	—	—	—	$(111,620)

Tabular List, Table
Financial Performance Measures
As discussed in the CD&A above, our executive compensation program and compensation decisions reflect the guiding principle of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the Company during the most recently completed fiscal year include:

•	Revenue

•	Operating Income

•	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 46	86	130	114	168
Peer Group Total Shareholder Return Amount	251	258	188	194	188
Net Income (Loss)	$ (5,182,000)	$ 37,571,000	$ 39,048,000	$ 61,568,000	$ 34,319,000
Company Selected Measure Amount	1,195,334,000	1,276,789,000	1,325,382,000	1,359,328,000	1,125,721,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
M. Broderick [Member]
Pay vs Performance Disclosure
PEO Name	M. Broderick
P. Fitzsimmons [Member]
Pay vs Performance Disclosure
PEO Name	P. Fitzsimmons
B. Ponton [Member]
Pay vs Performance Disclosure
PEO Name	B. Ponton
R. Mellor [Member]
Pay vs Performance Disclosure
PEO Name	R. Mellor
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (446,529)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,426
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,029)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,788
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,236)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,479
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,124,973)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,767)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,620)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,330)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,703)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(451,845)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (131,170)